Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Held-to-maturity securities fair value	$ 8,313	$ 6,837
Financing receivable, unearned income	$ 303	$ 311
Common shares, par value (in dollars per share)	$ 1	$ 1
Common shares, shares authorized (in shares)	2,100,000,000	2,100,000,000
Common shares, shares issued (in shares)	1,256,702,081	1,256,702,081
Treasury stock, shares (in shares)	154,301,387	149,915,630
Residential Mortgage
Loans held for sale (residential)	$ 149	$ 93